Deferred Revenue	12 Months Ended
Dec. 31, 2018
Revenue Recognition and Deferred Revenue [Abstract]
Deferred Revenue

NOTE 10 – DEFERRED REVENUE

Deferred revenue consists of prepaid third party hardware service agreements, software maintenance service contracts and the related costs and expenses recorded net of the revenue charged to the customer and paid within normal business terms. The net amount recorded as a deferred revenue liability is being amortized into the results of operations over the related periods on a straight line basis, normally 1-5 years with 3 years being the average term.

2017
Deferred Revenue	$7,753,906
Less Deferred Costs & Expenses	(6,540,688)
Net Deferred Revenue	1,213,218
Less Current Portion	(761,194)
Total Long Term net Deferred Revenue	$452,024

In May 2014, the FASB issued new revenue recognition guidance under ASU 2014-09 that supersedes the existing revenue recognition guidance under U.S. Generally Accepted Accounting Principles (“GAAP”). The new standard, ASC Topic 606, focuses on creating a single source of revenue guidance for revenue arising from contracts with customers for all industries. The objective of ASC Topic 606, the new standard, is for companies to recognize revenue when it transfers the promised goods or services to its customers at an amount that represents what the company expects to be entitled to in exchange for those goods or services. Since the issuance of the original standard, the FASB has issued several other subsequent updates including the following: 1) clarification of the implementation guidance on principal versus agent considerations (ASU 2016-08); 2) further guidance on identifying performance obligations in a contract as well as clarifications on the licensing implementation guidance (ASU 2016-10); 3) rescission of several SEC Staff Announcements that are codified in Topic 605 (ASU 2016-11); and 4) additional guidance and practical expedients in response to identified implementation issues (ASU 2016-12). The Company took into the guidance provided in these ASUs related to revenue recognition.

Accordingly, the Company has adopted ASC Topic 606 as of January 1, 2018 using the modified retrospective transition approach, in which the cumulative effect of applying the standard would be recognized at the date of initial application. An adjustment to decrease deferred revenue in the amount of $1,213,218 was established on the date of adoption relating to amounts deferred related to extended service contract sales through December 31, 2017. Prior to adoption of ASC Topic 606 net revenue from the sales of these contracts would be recognized immediately since the Company has no continuing obligation related to the sale of these products if the new guidance had been applied in the past. As a result of the adoption the Company recognizes revenue from extended service contracts on a net versus gross basis in the consolidated statements of operations. The Company recognized the cumulative effect of initially applying ASC Topic 606 as an adjustment of $1,213,218 of net deferred revenue to the opening balance of accumulated deficit.

Deferred net revenue on December 31, 2017	$1,213,218

Accumulated deficit on December 31, 2017	(35,554,994)

Accumulated deficit on January 1, 2018	(34,341,776)

Net loss on December 31, 2018	(5,391,889)

Less: Preferred stock - Series C dividend	(188,612)

Accumulated deficit on December 31, 2018	$(39,922,277)

Under this approach, revenue for 2017 is reported in the consolidated statements of operations and comprehensive income on the historical basis, and revenue for 2018 is reported in the consolidated statements of operations and comprehensive income under ASC Topic 606. A comparison of revenue for 2018 periods to the historical basis is included below. The Company acknowledges that the required adoption of ASC Topic 606 could have a material effect on annual revenue or net income from continuing operations on an ongoing basis.

	For the Year ended December 31
					Topic 606	Topic 605
	Topic 606 2018	Topic 605 2018%		2017	Variance from 2017	Variance from 2017
Revenues
Total revenues	56,202,332	60,823,023	8.22%	54,458,845	1,743,487	6,364,178

Total costs of goods sold	43,139,895	48,356,388	12.09%	43,089,210	50,685	5,267,178

Gross profit	13,062,437	12,466,635	(4.56)%	11,369,635	1,692,802	1,097,000